Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials	$ 2,994	$ 3,087
Work in progress	1,777	2,840
Finished products	2,278	2,269
Inventories	$ 7,049	$ 8,196